DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Results, Net (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Result from disposal of Property, plant and equipment		$ (1,849,859)	$ 0	$ 0
Reversal / (Charge) for provisions (1)	[1]	1,162,562	(1,526,033)	(2,420,188)
Recovery of insurance		1,153,314	48,063	196,658
Recovery of expenses		1,154,948	0	0
Derecognition of tax credits		(729,560)	0	0
Others		(76,014)	(174,392)	1,704,771
Total		$ 815,391	$ (1,652,362)	$ (518,759)

[1]	Including legal expenses.